Employee Compensation - Summary of Current Life Expectancies Underlying the Amounts of the Defined Benefit Obligations (Detail)	Oct. 31, 2022	Oct. 31, 2021
Canada [member] | Retiring currently at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23.9	23.8
Canada [member] | Retiring currently at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.2	24.2
Canada [member] | Currently aged forty five and retiring at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.8	24.8
Canada [member] | Currently aged forty five and retiring at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	25.1	25.1
United States [member] | Retiring currently at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	21.8	21.8
United States [member] | Retiring currently at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23.2	23.2
United States [member] | Currently aged forty five and retiring at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23	23
United States [member] | Currently aged forty five and retiring at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.4	24.4